SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

(a) Basis of Presentation The accompanying condensed interim financial statements have been prepared without audit in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America (“U.S.”) as promulgated by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). In our opinion, the accompanying unaudited interim financial statements contain all adjustments (which are of a normal recurring nature) necessary for a fair presentation. Operating results for the nine months ended September 30, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022. Certain comparative period items have been reclassified to conform with the current period presentation.

On September 26, 2022, the Company effected a 1-for-400 reverse stock split of its common stock and adjusted the ratio at which the Company’s preferred stock is convertible into common. This also impacts the number of stock options and warrants and their respective exercise prices. All common shares, stock options, warrants, and per share information presented in the accompanying condensed financial statements and notes have been adjusted, where applicable, to reflect the reverse split on a retroactive basis for all periods presented. There was no change in the par value of the Company’s common stock

a) Basis of Presentation The accompanying financial statements have been prepared in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America (“U.S.”) as promulgated by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”).

On September 26, 2022, the Company effected a 1-for-400 reverse stock split of its common stock and adjusted the ratio at which the Company’s preferred stock is convertible into common. This also impacts the number of stock options and warrants and their respective exercise prices. All common shares, stock options, warrants, and per share information presented in the accompanying financial statements and notes have been adjusted, where applicable, to reflect the reverse split on a retroactive basis for all periods presented. There was no change in the par value of the Company’s common stock

Use of Estimates

(b) Use of Estimates The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

b) Use of Estimates The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Cash and equivalents

(c) Cash and equivalents For purposes of the statement of cash flows, the Company considers all highly liquid investments with maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents at September 30, 2022 and December 31, 2021.

(c) Cash and equivalents The Company considers all highly liquid investments with maturity of three months or less when purchased to be cash equivalents.
Prepaid expenses

(d) Prepaid expenses From time to time, the Company may prepay expenses either through the transfer of cash, assets or the issuance of securities. Prepaid expenses are amortized over the period of benefit.

(d) Prepaid expenses From time to time, the Company may prepay expenses either through the transfer of cash, assets or the issuance of securities. Prepaid expenses are amortized over the period of benefit.

Property and equipment

(e) Property and equipment All property and equipment are recorded at cost and depreciated over their estimated useful lives, using the straight-line method. Upon sale or retirement, the cost and related accumulated depreciation are eliminated from their respective accounts, and the resulting gain or loss is included in the results of operations. Repairs and maintenance charges, which do not increase the useful lives of the assets, are charged to operations as incurred.

Curative Biotechnology, Inc

Notes to Condensed Financial Statements

(Unaudited)

(e) Property and equipment All property and equipment are recorded at cost and depreciated over their estimated useful lives, using the straight-line method. Upon sale or retirement, the cost and related accumulated depreciation are eliminated from their respective accounts, and the resulting gain or loss is included in the results of operations. Repairs and maintenance charges, which do not increase the useful lives of the assets, are charged to operations as incurred.

Intangible Assets

(f) Intangible Assets The useful life of intangible assets is assessed as either finite or indefinite. Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses, if any.

Intangible assets with finite useful lives are carried at cost less accumulated amortization. Amortization is calculated using the straight-line method over the estimated useful lives.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES, continued

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis. If impairment indicators are present, these assets are subject to an impairment review. Any loss resulting from impairment of intangible assets is expensed in the period the impairment is identified.

(f) Intangible Assets The useful life of intangible assets is assessed as either finite or indefinite. Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses, if any.

Intangible assets with finite useful lives are carried at cost less accumulated amortization. Amortization is calculated using the straight line method over the estimated useful lives.

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis. If impairment indicators are present, these assets are subject to an impairment review. Any loss resulting from impairment of intangible assets is expensed in the period the impairment is identified.

Impairment of Long-Lived Assets

(g) Impairment of Long-Lived Assets A long-lived asset is tested for impairment whenever events or changes in circumstances indicate that its carrying value amount may not be recoverable. An impairment loss is recognized when the carrying amount of the asset exceeds the sum of the undiscounted cash flows resulting from its use and eventual disposition. The impairment loss is measured as the amount by which the carrying amount of the long-lived assets exceeds its fair value.

(g) Impairment of Long-Lived Assets A long-lived asset is tested for impairment whenever events or changes in circumstances indicate that its carrying value amount may not be recoverable. An impairment loss is recognized when the carrying amount of the asset exceeds the sum of the undiscounted cash flows resulting from its use and eventual disposition. The impairment loss is measured as the amount by which the carrying amount of the long-lived assets exceeds its fair value.

Financial Instruments and Fair Value Measurements

(h) Financial Instruments and Fair Value Measurements ASC 825-10 “Financial Instruments”, allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.

ASC 825 also requires disclosures of the fair value of financial instruments. The carrying value of the Company’s current financial instruments, which include cash and cash equivalents, accounts payable and accrued liabilities approximates their fair values because of the short-term maturities of these instruments.

FASB ASC 820 “Fair Value Measurement” clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. It also requires disclosure about how fair value is determined for assets and liabilities and establishes a hierarchy for which these assets and liabilities must be grouped, based on significant levels of inputs as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability.

Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

(h) Financial Instruments and Fair Value Measurements

ASC 825-10 “Financial Instruments”, allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.

ASC 825 also requires disclosures of the fair value of financial instruments. The carrying value of the Company’s current financial instruments, which include cash and cash equivalents, accounts payable and accrued liabilities approximates their fair values because of the short-term maturities of these instruments.

FASB ASC 820 “Fair Value Measurement” clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. It also requires disclosure about how fair value is determined for assets and liabilities and establishes a hierarchy for which these assets and liabilities must be grouped, based on significant levels of inputs as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability.

Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Related Party Transactions

(i) Related Party Transactions All transactions with related parties are in the normal course of operations and are measured at the exchange amount.

Curative Biotechnology, Inc

Notes to Condensed Financial Statements

(Unaudited)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES, continued

(i) Related Party Transactions All transactions with related parties are in the normal course of operations and are measured at the exchange amount.
Revenue Recognition

(j) Revenue Recognition The Company adopted Accounting Standards Codification, (“ASC”), 606, “Revenue from Contracts with Customer” on January 1, 2018. This revenue recognition standard has a five step process: a) Determine whether a contract exists; b) Identify the performance obligations; c) Determine the transaction price; d) Allocate the transaction price; e) Recognize revenue when (or as) performance obligations are satisfied. The Company’s financial statements are prepared under the accrual method of accounting. Revenues will be recognized when pervasive evidence of an arrangement exists, services have been rendered (product delivered), the sales price is fixed or determinable, and collectability is reasonably assured. This occurs only when the product(s) is ordered and subsequently delivered.

(j) Revenue Recognition The Company adopted Accounting Standards Codification, (“ASC”), 606, “Revenue from Contracts with Customer” on January 1, 2018. This revenue recognition standard has a five step process: a) Determine whether a contract exists; b) Identify the performance obligations; c) Determine the transaction price; d) Allocate the transaction price; e) Recognize revenue when (or as) performance obligations are satisfied. The Company’s financial statements are prepared under the accrual method of accounting. Revenues will be recognized when pervasive evidence of an arrangement exists, services have been rendered (product delivered), the sales price is fixed or determinable, and collectability is reasonably assured. This occurs only when the product(s) is ordered and subsequently delivered.

Stock based compensation

(k) Stock based compensation Stock-based compensation is accounted for based on the requirements of the Share-Based Payment Topic of ASC 718 which requires recognition in the consolidated financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the period the employee or director is required to perform the services in exchange for the award. The ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award. Pursuant to ASC 505-50, for share-based payments to non-employees, compensation expense is determined at the “measurement date.” The expense is recognized over the service period of the award. Until the measurement date is reached, the total amount of compensation expense remains uncertain. The Company initially records compensation expense based on the fair value of the award at the measurement date.

(k) Stock based compensation Stock-based compensation is accounted for based on the requirements of the Share-Based Payment Topic of ASC 718 which requires recognition in the consolidated financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the period the employee or director is required to perform the services in exchange for the award. The ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award. Pursuant to ASC 505-50, for share-based payments to non-employees, compensation expense is determined at the “measurement date.” The expense is recognized over the service period of the award. Until the measurement date is reached, the total amount of compensation expense remains uncertain. The Company initially records compensation expense based on the fair value of the award at the reporting date.

Income Taxes

(l) Income Taxes Provisions for income taxes are based on taxes payable or refundable for the current year and deferred taxes on temporary differences between the amount of taxable income and pretax financial income, and between the tax bases of assets and liabilities and their reported amounts in the financial statements. Deferred tax assets and liabilities are included in the consolidated financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled as prescribed in FASB ASC 740. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. Tax positions initially need to be recognized in the financial statements when it is more-likely-than-not the positions will be sustained upon examination by the tax authorities.

(l) Income Taxes Provisions for income taxes are based on taxes payable or refundable for the current year and deferred taxes on temporary differences between the amount of taxable income and pretax financial income, and between the tax bases of assets and liabilities and their reported amounts in the financial statements. Deferred tax assets and liabilities are included in the consolidated financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled as prescribed in FASB ASC 740. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. Tax positions initially need to be recognized in the financial statements when it is more-likely-than-not the positions will be sustained upon examination by the tax authorities.

Net loss per share

(m) Net loss per share Basic loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that shared in the earnings of the Company. Diluted loss per share is computed by dividing the loss available to stockholders by the weighted average number of shares outstanding for the period and dilutive potential shares outstanding unless consideration of such dilutive potential shares would result in anti-dilution. There were no dilutive common stock equivalents for the periods ended September 30, 2022 and 2021.

(m) Net income (loss) per share Basic loss per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the period. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that shared in the earnings of the Company. Diluted loss per share is computed by dividing the loss available to stockholders by the weighted average number of shares outstanding for the period and dilutive potential shares outstanding unless consideration of such dilutive potential shares would result in anti-dilution. There were no dilutive common stock equivalents for the years ended December 31, 2021 and 2020.

Recent Accounting Pronouncements		(n) Recent Accounting Pronouncements The Company has considered recent accounting pronouncements during the preparation of these financial statements.